SUBSEQUENT EVENTS (Details Narrative) ₪ in Thousands, $ in Thousands					6 Months Ended
	Aug. 12, 2026 USD ($)	Aug. 12, 2026 ILS (₪)	Jul. 02, 2026 USD ($)	Jul. 02, 2026 ILS (₪)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ILS (₪)	Jun. 30, 2025 ILS (₪)	Jul. 02, 2026 ILS (₪)
IfrsStatementLineItems [Line Items]
Grant approved amount							₪ 1,319
Nonadjusting event [member] | Healthcare AI regulatory sandbox program [member] | Israel innovation authority [member]
IfrsStatementLineItems [Line Items]
Project value			$ 1,000					₪ 3,000
Grant approved amount			$ 400	₪ 1,200
Nonadjusting event [member] | Smartscan AI program [member] | Israel innovation authority [member]
IfrsStatementLineItems [Line Items]
Grant approved amount	$ 1,270	₪ 3,800